Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2019 $	2018 $	2017 $
Net loss attributable to shareholders of Teekay Corporation for basic loss per share	(310,577)	(79,237)	(163,276)
Reduction in net earnings due to dilutive impact of stock-based compensation in Teekay LNG, Altera and Teekay Tankers and stock purchase warrants in Altera	—	—	(90)
Net loss attributable to shareholders of Teekay Corporation for diluted loss per share	(310,577)	(79,237)	(163,366)
Weighted average number of common shares	100,719,224	99,670,176	86,335,473
Dilutive effect of stock-based compensation	—	—	—
Common stock and common stock equivalents	100,719,224	99,670,176	86,335,473
Loss per common share - basic and diluted	(3.08)	(0.79)	(1.89)